Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for credit losses	¥ 7,319	¥ 8,616
Total charge-offs	6,620	14,706
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	608	7,612
Purchased loans | Financial asset acquired with credit deterioration
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	¥ 597	¥ 7,580